Promissory Notes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Promissory Notes (Details) [Line Items]
Stock compensation expenses	$ 1,592,309	$ 819,732
Avra Medical Robotics, Inc. [Member]
Promissory Notes (Details) [Line Items]
Warrants			0	1,175,000
Price per warrant				$ 0.78
Warrant amount			$ 912,489
Stock compensation expenses			1,135,468	$ 947,237
Convertible Promissory Note [Member]
Promissory Notes (Details) [Line Items]
Stock compensation expenses			$ 0